Equity Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Activity

The following table presents activity for the Company’s RSUs during the three months ended March 31, 2019:

	Number of RSUs	Weighted Average Fair Value	Total Fair Value ($ in thousands)
Outstanding at December 31, 2018	11,800	$16.95	$200
Granted	—	—	—
Vested	—	—	—
Forfeited	—	—	—

Outstanding at March 31, 2019	11,800	$16.95	$200

	Number of PSUs	Weighted Average Fair Value	Total Fair Value ($ in thousands)
Outstanding at December 31, 2018	1,158,750	$30.95	$35,864
Granted	—	—	—
Vested	—	—	—
Forfeited	—	—	—

Outstanding at March 31, 2019	1,158,750	$30.95	$35,864

The following table presents activity for the Company’s restricted stock units during the year ended December 31, 2018:

	Number of Restricted Stock Units	Weighted Average Fair Value	Total Fair Value ($ in thousands)
Outstanding at December 31, 2017	—	$—	$—
Granted	11,800	16.95	200
Vested	—	—	—
Forfeited	—	—	—

Outstanding at December 31, 2018	11,800	$16.95	$200

	Number of PSUs	Weighted Average Fair Value	Total Fair Value ($ in thousands)
Outstanding at December 31, 2016	—	$—	$—
Granted	16,350,000	1.41	23,054
Vested	—	—	—

Outstanding at December 31, 2017	16,350,000	$1.41	$23,054
Granted	6,825,000	1.88	12,810
Vested	—	—	—
Conversion (1)	(22,016,250)	—	—

Outstanding at December 31, 2018	1,158,750	$30.95	$35,864

(1)	PSUs were converted on a basis of 0.05 to 1.0. There was no change to the deemed fair value of the awards based on assessment of modification.

Schedule of Fair Value Assumptions Used

The following table shows the range of assumptions that were used for the Monte Carlo simulation model to determine the grant date fair value and associated compensation expense for the PSUs granted during the year ended December 31, 2018:

Company enterprise value (in billions)	$4.19 – $4.56
Equity volatility	34.0% – 36.0%
Weighted average risk-free interest rate	1.96% – 2.54%